UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             08/11/2010
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     28
Form 13F Information Table Value Total:               $127,703
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/2010


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Annaly Capital Mgmt  COM	     035710409	  1519	  88600	   SH		Sole				  88600
Apple Inc	     COM	     037833100	  4721	  18770	   SH		Sole				  18770
CBS Corp	     CL B	     124857202	  1709	 132200	   SH		Sole				 132200
Etfs Palladium Tr    SH BEN INT	     26923a106	  1618	  36750	   SH		Sole				  36750
Financial SPDR	     SBI INT-FINL    81369Y605	  5119	 370700	   SH		Sole				 370700
Hawaiian Elec
 Indus Inc	     COM	     419870100	   399	  17500	   SH		Sole				  17500
IBM Corp	     COM	     459200101	  7168	  58050	   SH		Sole				  58050
Market Vectors
 Gold Miners	     GOLD	     57060u100	  8590	 165316	   SH		Sole				 165316
NutriSystem Inc	     COM	     67069d108	   993	43300	   SH		Sole				  43300
Oil & Gas Expl
 Prod SPDR	     S&P OILGAS EXP  78464A730	  6856	175850	   SH		Sole				 175850
Prologis	     SH BEN INT	     743410102	  1524	150400	   SH		Sole				 150400
S&P MidCap 400 SPDR  UNIT SERIES 1   78467y107	 12189	94375	   SH		Sole				  94375
Spdr Gold Trust	     GOLD SHS	     78463v107	  8694	71450	   SH		Sole				  71450
Technology SPDR	     SBI INT-TECH    81369Y803	  2468	121000	   SH		Sole				 121000
United States Oil
 Fund LP	     UNITS	     91232n108	  1443	42500	   SH		Sole				  42500
United Sts Natl
 Gas ETF	     UNIT	     912318102	   764	98600	   SH		Sole				  98600
Vale SA ADR	     ADR	     91912e105	  2508	103000	   SH		Sole				 103000
Vanguard Total
 Stock Mkt Indx	     STK MRK VIPERS  922908769	   844	16050	   SH		Sole				  16050
Vistaprint NV	     SHS	     n93540107	  1306	27500	   SH		Sole				  27500
Waste
 Connections Inc     COM	     941053100	  3615	103625	   SH		Sole				 103625
iShares MSCI
 Emrg Mkts	     MSCI EMERG MKT  464287234	  9957	266800	   SH		Sole				 266800
iShares MSCI Mexico  MSCI MEX INVEST 464286822	  6681	139500	   SH		Sole				 139500
iShares S&P
 600 Index	     S&P SMLCAP 600  464287804	  7201	133000	   SH		Sole				 133000
iShares Tr
 Trnsprtn Idx	     TRANSP AVE IDX  464287192	  5326	73600	   SH		Sole				  73600
iShares Brclys
 1-3 Yr Credit B     BARCLYS 1-3YR   464288646	  2213	21300	   SH		Sole				  21300
iShares Brclys
 Aggregate Bd Fd     BARCLYS US AGG  464287226	  9754	90950	   SH		Sole				  90950
iShares Brclys
 TIPS Bond Fd	     BARCLYS TIPS BD 464287176	  8264	77300	   SH		Sole				  77300
iShares High
 Yield Corp Bond F   HIGH YLD CORP   464288513	  4257	50145	   SH		Sole				  50145

REPORT SUMMARY 	    28 DATA RECORDS	        127703	   0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






